Deferred Acquisition Costs, Deferred Sales Inducements, and Value of Business Acquired - Roll Forward of DAC, DSI, and VOBA (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
DAC
Beginning balance	$ 705	$ 424	$ 210
Additions	601	288	250
Unlocking	(12)	(6)	2
Amortization	(114)	(35)	(21)
Impact of unrealized investment (gains) losses	(38)	34	(17)
Ending balance	1,142	705	424
DSI
Beginning balance	320	188	91
Additions	200	136	113
Unlocking	(3)	(2)	6
Amortization	(36)	(19)	(10)
Impact of unrealized investment (gains) losses	(19)	17	(12)
Ending balance	462	320	188
VOBA
Beginning balance	1,627	1,610	1,832
Additions	0	0	0
Unlocking	(23)	(27)	28
Amortization	(169)	(138)	(133)
Impact of unrealized investment (gains) losses	(99)	182	(117)
Ending balance	1,336	1,627	1,610
Total
Beginning balance	2,652	2,222	2,133
Additions	801	424	363
Unlocking	(38)	(35)	36
Amortization	(319)	(192)	(164)
Impact of unrealized investment (gains) losses	(156)	233	(146)
Ending balance	$ 2,940	$ 2,652	$ 2,222